Taxation - Schedule of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss carryforwards	$ 9,416	$ 6,991	$ 6,666
Accrued expenses and others	414	104	107
Less: valuation allowance	$ (9,830)	$ (7,095)	$ (6,773)	$ (5,657)